Average Annual Total Returns - VIPFreedomFunds-InitialServiceService2ComboPRO - VIPFreedomFunds-InitialServiceService2ComboPRO - VIP Freedom 2045 Portfolio	Apr. 29, 2024
VIP Freedom 2045 Portfolio - Initial Class | Return Before Taxes
Average Annual Return:
Past 1 year	19.41%
Past 5 years	12.03%
Past 10 years	8.19%
VIP Freedom 2045 Portfolio - Service Class | Return Before Taxes
Average Annual Return:
Past 1 year	19.33%
Past 5 years	11.92%
Past 10 years	8.08%
VIP Freedom 2045 Portfolio - Service Class 2 | Return Before Taxes
Average Annual Return:
Past 1 year	19.13%
Past 5 years	11.75%
Past 10 years	7.92%
SP001
Average Annual Return:
Past 1 year	26.29%
Past 5 years	15.69%
Past 10 years	12.03%
IXWFZ
Average Annual Return:
Past 1 year	20.12%
Past 5 years	10.96%
Past 10 years	8.20%